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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)       (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 04/30/10

Item 1. Schedule of Investments.

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ April 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.3%)
	Biotechnology (13.3%)
1,113	Acorda Therapeutics, Inc. (a)	$43,129
4,765	Affymax, Inc. (a)	113,598
12,271	Alkermes, Inc. (a)	160,750
981	AMAG Pharmaceuticals, Inc. (a)	33,501
129,342	Amgen, Inc. (a)	7,419,057
121,800	Amylin Pharmaceuticals, Inc. (a)	2,513,952
1,476	Biogen Idec, Inc. (a)	78,597
31,974	Biovitrum AB (Sweden) (a)(b)	183,251
627	Celgene Corp. (a)	38,843
49,400	Cephalon, Inc. (a)	3,171,480
388	Genzyme Corp. (a)	20,657
52,150	Gilead Sciences, Inc. (a)	2,068,791
175,704	Grifols SA (Spain) (b)	2,213,407
3,858	Halozyme Therapeutics, Inc. (a)	32,870
1,031	Human Genome Sciences, Inc. (a)	28,548
2,787	InterMune, Inc. (a)	118,615
69,700	Vertex Pharmaceuticals, Inc. (a)	2,702,269

		20,941,315

	Health Care Equipment & Supplies (9.0%)
25,887	Baxter International, Inc.	1,222,384
581	Becton Dickinson and Co.	44,371
3,872	Boston Scientific Corp. (a)	26,640
197	C.R. Bard, Inc.	17,047
44,589	Cie Generale d’Optique Essilor International SA (France) (b)	2,724,785
12,968	Conmed Corp. (a)	288,408
26,700	Edwards Lifesciences Corp. (a)	2,752,236
490	Hospira, Inc. (a)	26,357
32	Intuitive Surgical, Inc. (a)	11,538
66,481	Medtronic, Inc.	2,904,555
198,589	Smith & Nephew PLC (United Kingdom) (b)	2,061,546
878	St Jude Medical, Inc. (a)	35,840
17,048	Synthes, Inc. (Switzerland) (b)	1,941,921
369	Varian Medical Systems, Inc. (a)	20,804
511	Zimmer Holdings, Inc. (a)	31,125

		14,109,557

	Health Care Providers & Services (21.2%)
4,069	Aetna, Inc.	120,239
6,564	Alfresa Holdings Corp. (Japan) (b)	329,872
6,590	AmerisourceBergen Corp.	203,302
8,713	Cardinal Health, Inc.	302,254
131,668	CIGNA Corp.	4,221,276
64,000	Community Health Systems, Inc. (a)	2,615,040
593	Express Scripts, Inc. (a)	59,377
9,217	Healthspring, Inc. (a)	162,219
82,267	Humana, Inc. (a)	3,761,247
2,347	Kindred Healthcare, Inc. (a)	41,870
381	Laboratory Corp. of America Holdings (a)	29,935
7,905	McKesson Corp.	512,323
97,718	Medco Health Solutions, Inc. (a)	5,757,545
5,433	Medipal Holdings Corp. (Japan) (b)	67,586
66,012	Quest Diagnostics, Inc.	3,773,246
7,653	Suzuken Co. Ltd. (Japan) (b)	292,450
206,360	UnitedHealth Group, Inc.	6,254,772
14,129	Universal American Corp. (a)	216,880
88,701	WellPoint, Inc. (a)	4,772,114

		33,493,547

	Life Sciences Tools & Services (7.7%)
53,900	Illumina, Inc. (a)	2,256,793
473	Life Technologies Corp. (a)	25,878
26,696	Lonza Group AG (Registered Shares) (Switzerland) (b)	2,094,279
117,300	PerkinElmer, Inc.	2,938,365

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE

86,539	Thermo Fisher Scientific, Inc. (a)		$4,783,876

			12,099,191

	Pharmaceuticals (48.1%)
151,720	Abbott Laboratories		7,761,995
360	Allergan, Inc.		22,928
6,919	Biovail Corp. (Canada)		117,360
224,378	Bristol-Myers Squibb Co.		5,674,520
198,737	Eli Lilly & Co.		6,949,833
3,967	Endo Pharmaceuticals Holdings, Inc. (a)		86,877
7,606	Forest Laboratories, Inc. (a)		207,340
147,886	GlaxoSmithKline PLC (United Kingdom) (b)		2,738,845
385,122	Johnson & Johnson		24,763,345
233,394	Merck & Co., Inc.		8,178,126
64,344	Novartis AG (Registered Shares) (Switzerland) (b)		3,282,909
8,658	Par Pharmaceutical Cos., Inc. (a)		234,978
41,100	Perrigo Co.		2,508,333
781,473	Pfizer, Inc.		13,066,228
17,197	Viropharma, Inc. (a)		218,746
3,836	Vivus, Inc. (a)		39,089
1,325	Warner Chilcott PLC (Class A) (Ireland) (a)		37,577

			75,889,029

	Total Investments (Cost $149,965,193) (c)(d)	99.3%	156,532,639
	Other Assets in Excess of Liabilities	0.7	1,161,182

	Net Assets	100.0%	$157,693,821

(a)	Non-income producing security.

(b)	Securities with a total market value equal to $17,930,851 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Health Sciences Trust*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at April 30, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$82,524	EUR	60,935	05/14/10	$(1,389)
	$38,264	GBP	24,801	05/14/10	(319)
CAD	115,893		$115,810	05/14/10	1,715
EUR	60,935		$83,151	05/14/10	2,015
GBP	24,801		$38,242	05/14/10	298
JPY	44,126,233		$471,986	05/14/10	2,174
JPY	17,972,928		$193,998	05/14/10	2,640
SEK	1,426,040		$198,796	05/14/10	1,905
CHF	3,841,337		$3,633,260	05/20/10	62,787
CHF	4,239,607		$4,010,491	05/20/10	69,832
EUR	1,948,557		$2,600,291	05/20/10	5,710
EUR	2,120,043		$2,874,331	05/20/10	51,410
GBP	1,913,645		$2,940,507	05/20/10	12,786
GBP	1,345,673		$2,082,388	05/20/10	23,619

		Net Unrealized Appreciation			$235,183

Currency Abbreviations:

CAD	Canadian Dollar.

CHF	Swiss Franc.

EUR	Euro.

GBP	British Pound.

JPY	Japanese Yen.

SEK	Swedish Krona.

Morgan Stanley Health Sciences Trust*
Notes to Portfolio of Investments ▪ April 30, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Biotechnology	$20,941,315	$18,544,657	$2,396,658	—
Health Care Equipment & Supplies	14,109,557	7,381,305	6,728,252	—
Health Care Providers & Services	33,493,547	32,803,639	689,908	—
Life Sciences Tools & Services	12,099,191	10,004,912	2,094,279	—
Pharmaceuticals	75,889,029	69,867,275	6,021,754	—

Total Common Stocks	156,532,639	138,601,788	17,930,851	—

Forward Foreign Currency Contracts	236,891	—	236,891	—

Total	$156,769,530	$138,601,788	$18,167,742	—

Liabilities:
Forward Foreign Currency Contracts	$(1,708)	$—	$(1,708)	—

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*   On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: June 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: June 29, 2010